PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) agreement	Dec. 31, 2020 USD ($) agreement
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 138,317,000	$ 39,260,000
Ending balance	271,607,000	138,317,000
Right of use assets – property plant and equipment	(88,313,447)
Charging stations and Roborace cash generating units
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	4,634,110
US
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment		$ (27,264,190)
Impairment	1,103,627
Number of lease agreements | agreement		4
UK
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	$ (71,901,364)
Number of leases cancelled | agreement	3
Right-of-use assets cancelled	$ 3,395,116
Gains (losses) arising from sale and leaseback transactions	1,297,784
UK | Office and Factory Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment		$ (28,311,401)
Spain
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	(13,587,608)
Russia
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	(26,208,881)
Germany
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	2,158,506
ISRAEL
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	854,051
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	107,087,000	22,914,000
Ending balance	181,822,000	107,087,000
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,183,000	11,553,000
Ending balance	29,361,000	19,183,000
Furniture & Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,271,000	3,002,000
Ending balance	5,205,000	5,271,000
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	466,000	69,000
Ending balance	332,000	466,000
Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,310,000	1,722,000
Ending balance	54,887,000	6,310,000
Capitalised borrowing costs	$ 134,016	0
Capitalisation rate of borrowing costs eligible for capitalisation	21.00%
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 160,879,000	51,000,000
Additions	174,310,000	77,203,000
Disposals	(1,445,000)	(444,000)
Modification of lease	80,000	28,108,382
Cancellation of leases	(4,243,000)
Transfers	312,000	(2,078,000)
Foreign exchange differences	(4,821,000)	5,282,000
Additions through business combinations under common control		760,000
Additions through business combinations		1,048,000
Ending balance	325,072,000	160,879,000
Modification of lease	80,000	28,108,382
Cost | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	114,999,000	26,901,000
Additions	99,129,000	57,912,000
Disposals	(144,000)	0
Modification of lease	80,000	28,108,000
Cancellation of leases	(4,243,000)
Transfers	933,000	(2,078,000)
Foreign exchange differences	(3,376,000)	3,967,000
Additions through business combinations under common control		0
Additions through business combinations		189,000
Ending balance	207,378,000	114,999,000
Right of use assets – property plant and equipment	(204,710,363)	(107,330,865)
Modification of lease	80,000	28,108,000
Cost | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31,848,000	18,276,000
Additions	19,291,000	12,093,000
Disposals	(1,095,000)	(180,000)
Modification of lease	0	0
Cancellation of leases	0
Transfers	3,520,000	0
Foreign exchange differences	(742,000)	657,000
Additions through business combinations under common control		160,000
Additions through business combinations		842,000
Ending balance	52,822,000	31,848,000
Modification of lease	0	0
Cost | Furniture & Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,984,000	3,972,000
Additions	1,913,000	2,823,000
Disposals	(198,000)	(264,000)
Modification of lease	0	0
Cancellation of leases	0
Transfers	0	0
Foreign exchange differences	(101,000)	298,000
Additions through business combinations under common control		150,000
Additions through business combinations		5,000
Ending balance	8,598,000	6,984,000
Modification of lease	0	0
Cost | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	738,000	129,000
Additions	428,000	95,000
Disposals	(8,000)	0
Modification of lease	0	0
Cancellation of leases	0
Transfers	0	0
Foreign exchange differences	(12,000)	52,000
Additions through business combinations under common control		450,000
Additions through business combinations		12,000
Ending balance	1,146,000	738,000
Modification of lease	0	0
Cost | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,310,000	1,722,000
Additions	53,549,000	4,280,000
Disposals	0	0
Modification of lease	0	0
Cancellation of leases	0
Transfers	(4,141,000)	0
Foreign exchange differences	(590,000)	308,000
Additions through business combinations under common control		0
Additions through business combinations
Ending balance	55,128,000	6,310,000
Modification of lease	0	0
Depreciation/impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(22,562,000)	(11,740,000)
Disposals	1,284,000	439,000
Modification of lease		1,278,000
Depreciation	(26,841,000)	(13,765,000)
Impairment	7,991,000	29,000
Impairment reversal	1,045,000
Cancellation of leases	849,000
Transfers	0	2,078,000
Foreign exchange differences	751,000	(621,000)
Additions through business combinations under common control		(202,000)
Ending balance	(53,465,000)	(22,562,000)
Modification of lease		1,278,000
Depreciation/impairment | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,912,000)	(3,987,000)
Disposals	144,000	0
Modification of lease		1,278,000
Depreciation	(15,549,000)	(7,062,000)
Impairment	4,588,000	0
Impairment reversal	1,045,000
Cancellation of leases	849,000
Transfers	0	2,078,000
Foreign exchange differences	455,000	(219,000)
Additions through business combinations under common control		0
Ending balance	(25,556,000)	(7,912,000)
Modification of lease		1,278,000
Depreciation/impairment | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,665,000)	(6,723,000)
Disposals	995,000	180,000
Modification of lease		0
Depreciation	(9,449,000)	(5,716,000)
Impairment	2,733,000	29,000
Impairment reversal	0
Cancellation of leases	0
Transfers	147,000	0
Foreign exchange differences	244,000	(309,000)
Additions through business combinations under common control		(68,000)
Ending balance	(23,461,000)	(12,665,000)
Modification of lease		0
Depreciation/impairment | Furniture & Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,713,000)	(970,000)
Disposals	141,000	259,000
Modification of lease		0
Depreciation	(1,583,000)	(904,000)
Impairment	210,000	0
Impairment reversal	0
Cancellation of leases	0
Transfers	(69,000)	0
Foreign exchange differences	41,000	(71,000)
Additions through business combinations under common control		(27,000)
Ending balance	(3,393,000)	(1,713,000)
Modification of lease		0
Depreciation/impairment | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(272,000)	(60,000)
Disposals	4,000	0
Modification of lease		0
Depreciation	(260,000)	(83,000)
Impairment	219,000	0
Impairment reversal	0
Cancellation of leases	0
Transfers	(78,000)	0
Foreign exchange differences	11,000	(22,000)
Additions through business combinations under common control		(107,000)
Ending balance	(814,000)	(272,000)
Modification of lease		0
Depreciation/impairment | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Modification of lease		0
Depreciation	0	0
Impairment	241,000	0
Impairment reversal	0
Cancellation of leases	0
Transfers	0	0
Foreign exchange differences	0	0
Additions through business combinations under common control		0
Ending balance	(241,000)	0
Modification of lease		0
Accumulated depreciation and amortisation [member] | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	22,682,728	7,523,468
Accumulated impairment [member] | Office and Factory Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment		1,277,758
Accumulated impairment [member] | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right of use assets – property plant and equipment	$ 3,260,075	$ 0